COSTS OF SALES	12 Months Ended
Dec. 31, 2020
COSTS OF SALES
COSTS OF SALES

20— COSTS OF SALES

Costs of sales consist of the following:

	2020	2019	2018
Direct costs of sales	(14,058)	(14,919)	(13,683)
Indirect costs of sales	(9,225)	(8,990)	(8,583)
Total costs of sales	(23,283)	(23,909)	(22,266)